Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 95,793	$ 92,181	$ 78,187
Costs	(62,204)	(59,391)	(49,112)
Gross profit / (loss)	33,589	32,790	29,075
Net gain from fair value adjustment of investment properties	30,742	(37,877)	19,160
General and administrative expenses	(10,869)	(10,643)	(9,497)
Selling expenses	(13,757)	(12,270)	(11,749)
Other operating results, net	1,104	273	2,109
Profit / (loss) from operations	38,339	(27,727)	29,098
Segment profit / (loss)	46,856	(34,927)	25,376
Operations Center in Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	11,138	15,055	13,872
Costs	(2,731)	(3,176)	(2,802)
Gross profit / (loss)	8,407	11,879	11,070
Net gain from fair value adjustment of investment properties	33,994	(39,607)	20,216
General and administrative expenses	(2,152)	(2,674)	(2,337)
Selling expenses	(1,231)	(1,085)	(1,125)
Other operating results, net	(47)	(660)	(54)
Profit / (loss) from operations	38,971	(32,147)	27,770
Share of profit of associates and joint ventures	7,047	(6,031)	(4,228)
Segment profit / (loss)	46,018	(38,178)	23,542
Investment properties, trading properties and property, plant and equipment	145,822	113,035	147,459
Investment in associates, joint ventures and goodwill	9,273	(1,727)	5,168
Other operating assets	3,168	254	276
Operating assets	158,263	111,562	152,903
Operations Center in Argentina [Member] | Shopping Malls [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,935	8,541	9,750
Costs	(567)	(776)	(829)
Gross profit / (loss)	5,368	7,765	8,921
Net gain from fair value adjustment of investment properties	(2,105)	(40,581)	6,266
General and administrative expenses	(829)	(945)	(853)
Selling expenses	(709)	(530)	(607)
Other operating results, net	(38)	(110)	(105)
Profit / (loss) from operations	1,687	(34,401)	13,622
Share of profit of associates and joint ventures
Segment profit / (loss)	1,687	(34,401)	13,622
Investment properties, trading properties and property, plant and equipment	49,109	50,365	90,196
Investment in associates, joint ventures and goodwill		10	10
Other operating assets	276	43	57
Operating assets	49,385	50,418	90,263
Operations Center in Argentina [Member] | Offices [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,358	2,238	1,332
Costs	(138)	(131)	(105)
Gross profit / (loss)	2,220	2,107	1,227
Net gain from fair value adjustment of investment properties	23,285	616	6,250
General and administrative expenses	(221)	(212)	(218)
Selling expenses	(84)	(99)	(142)
Other operating results, net	(29)	(40)	(22)
Profit / (loss) from operations	25,171	2,372	7,095
Share of profit of associates and joint ventures
Segment profit / (loss)	25,171	2,372	7,095
Investment properties, trading properties and property, plant and equipment	62,793	31,679	28,576
Investment in associates, joint ventures and goodwill		57	57
Other operating assets	211	1	3
Operating assets	63,004	31,737	28,636
Operations Center in Argentina [Member] | Sales and Developments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	735	1,119	300
Costs	(671)	(526)	(149)
Gross profit / (loss)	64	593	151
Net gain from fair value adjustment of investment properties	12,179	726	7,338
General and administrative expenses	(228)	(283)	(198)
Selling expenses	(197)	(119)	(58)
Other operating results, net	(27)	(286)	138
Profit / (loss) from operations	11,791	631	7,371
Share of profit of associates and joint ventures		(37)	4
Segment profit / (loss)	11,791	594	7,375
Investment properties, trading properties and property, plant and equipment	32,171	27,758	25,149
Investment in associates, joint ventures and goodwill	532	443	446
Other operating assets	753	184	189
Operating assets	33,456	28,385	25,784
Operations Center in Argentina [Member] | Hotels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,021	2,953	2,446
Costs	(1,245)	(1,586)	(1,670)
Gross profit / (loss)	776	1,367	776
Net gain from fair value adjustment of investment properties
General and administrative expenses	(365)	(492)	(487)
Selling expenses	(230)	(316)	(311)
Other operating results, net	(20)	114	(40)
Profit / (loss) from operations	161	673	(62)
Share of profit of associates and joint ventures
Segment profit / (loss)	161	673	(62)
Investment properties, trading properties and property, plant and equipment		1,901	2,008
Investment in associates, joint ventures and goodwill
Other operating assets	1,838	26	27
Operating assets	1,838	1,927	2,035
Operations Center in Argentina [Member] | International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	11	14
Costs	(12)	(6)
Gross profit / (loss)	(1)	8
Net gain from fair value adjustment of investment properties		6
General and administrative expenses	(110)	(110)	(118)
Selling expenses
Other operating results, net		(24)	(58)
Profit / (loss) from operations	(111)	(120)	(176)
Share of profit of associates and joint ventures	7,377	(3,679)	(4,425)
Segment profit / (loss)	7,266	(3,799)	(4,601)
Investment properties, trading properties and property, plant and equipment	307	270	197
Investment in associates, joint ventures and goodwill	2,004	(7,222)	(3,869)
Other operating assets
Operating assets	2,311	(6,952)	(3,672)
Operations Center in Argentina [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustment of investment properties
General and administrative expenses	(282)	(519)	(385)
Selling expenses
Other operating results, net
Profit / (loss) from operations	(282)	(519)	(385)
Share of profit of associates and joint ventures
Segment profit / (loss)	(282)	(519)	(385)
Investment properties, trading properties and property, plant and equipment
Investment in associates, joint ventures and goodwill
Other operating assets
Operating assets
Operations Center in Argentina [Member] | Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	78	190	44
Costs	(98)	(151)	(49)
Gross profit / (loss)	(20)	39	(5)
Net gain from fair value adjustment of investment properties	635	(374)	362
General and administrative expenses	(117)	(113)	(78)
Selling expenses	(11)	(21)	(7)
Other operating results, net	67	(314)	33
Profit / (loss) from operations	554	(783)	305
Share of profit of associates and joint ventures	(330)	(2,315)	193
Segment profit / (loss)	224	(3,098)	498
Investment properties, trading properties and property, plant and equipment	1,442	1,062	1,333
Investment in associates, joint ventures and goodwill	6,737	4,985	8,524
Other operating assets	90
Operating assets	$ 8,269	$ 6,047	$ 9,857